ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) (CNY)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	170,347,528	129,476,266
Allowance for doubtful accounts	(2,254,797)	(1,503,621)	(1,323,490)	(304,796)
Accounts receivable, net	168,092,731	127,972,645